Debt - Narrative (Details) (USD $)			3 Months Ended														3 Months Ended					0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended							3 Months Ended					12 Months Ended		0 Months Ended									0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Senior Secured Credit Facilities	Mar. 31, 2014 Senior Secured Credit Facilities LIBOR	Mar. 31, 2014 Senior Secured Credit Facilities Federal Funds Effective Swap Rate	Mar. 31, 2014 Senior Secured Credit Facilities Eurodollar	Mar. 31, 2014 Credit Facility $300 Million	Dec. 31, 2013 Credit Facility $300 Million	Mar. 31, 2014 US$1,200 facility	Dec. 31, 2013 US$1,200 facility	Mar. 31, 2014 US$229.9 discount note	Dec. 31, 2013 US$229.9 discount note	Mar. 31, 2014 US$70.0 discount note	Dec. 31, 2013 US$70.0 discount note	Mar. 31, 2014 US$100 discount note	Dec. 31, 2013 US$100 discount note	Mar. 31, 2014 Revolving Credit Facility Senior Secured Credit Facilities	Mar. 31, 2014 Revolving Credit Facility Senior Secured Credit Facilities Eurodollar	Mar. 31, 2014 Revolving Credit Facility Senior Secured Credit Facilities Base Rate	Mar. 31, 2014 Revolving Credit Facility $1,450 million senior secured credit facility	Mar. 21, 2014 Revolving Credit Facility $1,450 million senior secured credit facility	Mar. 21, 2014 Revolving Credit Facility $1,450 million senior secured credit facility LIBOR	Oct. 31, 2012 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 31, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Dec. 31, 2013 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 02, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 01, 2014 Revolving Credit Facility Credit Facility $300 Million Seadrill Limited	Mar. 31, 2014 Revolving Credit Facility Credit Facility $300 Million LIBOR Seadrill Limited	Dec. 31, 2013 Revolving Credit Facility Credit Facility $300 Million LIBOR Seadrill Limited	Mar. 31, 2014 Term Loan B Senior Secured Credit Facilities	Mar. 31, 2014 Term Loan B Senior Secured Credit Facilities Federal Funds Effective Swap Rate	Mar. 31, 2014 Term Loans Senior Secured Credit Facilities	Mar. 31, 2014 Term Loans Senior Secured Credit Facilities Eurodollar	Mar. 31, 2014 Term Loans Senior Secured Credit Facilities Base Rate	Mar. 31, 2014 Term Loans Term Loan B	Mar. 31, 2014 Credit Facilities	Dec. 31, 2013 Credit Facilities	Mar. 31, 2014 Credit Facilities Senior Secured Credit Facilities	Mar. 31, 2014 Credit Facilities $1,450 million senior secured credit facility	Dec. 31, 2013 Credit Facilities $1,450 million senior secured credit facility	Mar. 31, 2014 Credit Facilities US$1,800 facility	Dec. 31, 2013 Credit Facilities US$1,800 facility	Dec. 31, 2013 Credit Facilities US$1,200 facility Seadrill Partners LLC consolidated	Mar. 31, 2014 Credit Facilities Revolving Credit Facility $1,450 million senior secured credit facility	May 17, 2013 US$109.5 vendor financing facility	Mar. 31, 2014 Notes Payable, Other Payables Seadrill Limited		Dec. 31, 2013 Notes Payable, Other Payables Seadrill Limited		Dec. 31, 2013 Notes Payable, Other Payables US$229.9 discount note Seadrill Limited	Dec. 31, 2013 Notes Payable, Other Payables US$70.0 discount note Seadrill Limited	Dec. 13, 2013 Notes Payable, Other Payables US$70.0 discount note Seadrill Limited	Mar. 31, 2014 Notes Payable, Other Payables US$100 discount note Seadrill Limited	Mar. 21, 2014 Minimum Revolving Credit Facility $1,450 million senior secured credit facility LIBOR	Mar. 21, 2014 Maximum Revolving Credit Facility $1,450 million senior secured credit facility LIBOR	Mar. 31, 2014 Interest Rate Swap Term Loans Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 1,200,000,000	$ 1,200,000,000	$ 229,900,000.0	$ 229,900,000.0	$ 70,000,000.0	$ 70,000,000.0	$ 100,000,000	$ 100,000,000	$ 100,000,000			$ 1,450,000,000	$ 1,450,000,000		$ 300,000,000				$ 100,000,000			$ 1,800,000,000.0									$ 1,450,000,000	$ 1,450,000,000	$ 1,800,000,000	$ 1,800,000,000		$ 1,450,000,000
Variable rate basis on debt issuance				LIBOR																		LIBOR						LIBOR	LIBOR																LIBOR
Debt Instrument, Variable Rate Basis, Floor				1.00%
Interest rate added to variable rate basis					0.50%	1.00%												2.25%	1.25%				5.00%					5.00%	5.00%		2.00%		3.00%	2.00%											5.00%									1.20%	3.00%
Commitment fee percentage (in hundredths)																	0.50%						2.00%	40.00%
Commitment fee on unused portion of credit facility																									2.00%
Percentage of credit facility hedged by interest rate swaps																																100.00%
Interest rate swap, weighted average fixed rate																																																								2.52%
Interest rate swap, floor rate																																1.00%
Interest rate swap, interest rate basis																							LIBOR									3 Month LIBOR
Amortization payments, percentage of original loan amount																																			0.25%
Long-term Debt	3,139,900,000	2,360,500,000																																		2,239,100,000	0		443,300,000	0	1,795,800,000	0			109,500,000
Outstanding balance																				1,359,000,000	443,000,000														1,795,800,000
Maturity period of debt																																											5 years
Due to related parties							0	125,900,000	86,400,000	90,500,000	0	229,900,000	0	70,000,000	100,000,000	0									125,900,000	100,000,000																				100,000,000	[1]	299,900,000	[1]	229,900,000	70,000,000	70,000,000	100,000,000
Debt instrument, periodic payment terms, balloon payments to be paid																																																		238,500,000	73,000,000		103,700,000
Debt instrument, face amount																																													109,500,000					229,900,000	70,000,000		100,000,000
Debt instrument, covenant compliance, net leverage to EBITDA																																						5.5
Debt covenant compliance, payment default or acceleration, minimum			25,000,000
Debt covenant compliance, subsidiary default, minimum			$ 25,000,000

[1]	Discount loan notes $229.9 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan B refinancing.$70.0 million Discount Note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note to Seadrill in an initial amount of $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $73 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the term loan B refinancing.$100.0 million Discount Note - In March 2014, as part of the acquisition of the West Sirius, Seadrill Capricron Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note is repayable in September 2015 and upon maturity, the Company will pay $103.7 million to Seadrill. Refer also to Note 5.